4. SIGNIFICANT ACCOUNTING POLICIES: q) Business combinations and goodwill (Policies)	12 Months Ended
Dec. 31, 2020
Policies
q) Business combinations and goodwill

q)Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition related transaction costs are expensed as incurred. Identifiable assets and liabilities, including intangible assets, of acquired businesses are recorded at their fair value at the date of acquisition. When the Company acquires control of a business, any previously held equity interest also is re-measured to fair value. The excess of the purchase consideration and any previously held equity interest over the fair value of identifiable net assets acquired is goodwill. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously held equity interest, the difference is recognized in the consolidated statements of loss and comprehensive loss immediately as a bargain gain on acquisition.